Income Taxes - Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2015 USD ($)
Income Tax Contingency [Line Items]
No expirations	$ 106.5
United States Federal and Non-United States
Income Tax Contingency [Line Items]
2016	3.6
2017	3.4
2018	3.1
2019	7.9
2020	4.3
Thereafter	27.4
No expirations	328.8
Total net operating loss carryforwards	378.5
United States State
Income Tax Contingency [Line Items]
2016	1.0
2017	7.5
2018	3.5
2019	4.5
2020	0.0
Thereafter	240.3
No expirations	0.0
Total net operating loss carryforwards	$ 256.8